Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of changes in the carrying amount of goodwill

	December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	456,976	463,796
Foreign currency translation adjustments	6,820	(10,298)
Balance at the end of the year	463,796	453,498